SIGNIFICANT ACCOUNTING POLICIES (Schedule of Effect of Change on Consolidated Statement of Financial Position) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets - other receivables and prepaid expenses - Contract assets	₪ 2,009	[1]	₪ 2,339
Non-current assets - Costs to obtain contracts recognized in intangible assets, net - non-current assets	2,709	[1]	2,858
Deferred income tax asset	55	[1]	41
Current liabilities - other deferred revenues - Contract liabilities	1,811	[1]	1,607
Non-current liabilities - other non-current liabilities - Contract liabilities	1,473	[1]	2,479
Deferred revenues from Hot Mobile - Contract liabilities (current and non-current)	164	[1]	195
Equity	1,434	[1]	₪ 1,111	₪ 1,020	₪ 1,039
Previously accounting policy [Member]
Current assets - other receivables and prepaid expenses - Contract assets
Non-current assets - Costs to obtain contracts recognized in intangible assets, net - non-current assets
Deferred income tax asset	71
Current liabilities - other deferred revenues - Contract liabilities	36
Non-current liabilities - other non-current liabilities - Contract liabilities	6
Deferred revenues from Hot Mobile - Contract liabilities (current and non-current)	195
Equity	1,381
Effect of Change [Member]
Current assets - other receivables and prepaid expenses - Contract assets	2
Non-current assets - Costs to obtain contracts recognized in intangible assets, net - non-current assets	71
Deferred income tax asset	(16)
Current liabilities - other deferred revenues - Contract liabilities	4
Non-current liabilities - other non-current liabilities - Contract liabilities
Deferred revenues from Hot Mobile - Contract liabilities (current and non-current)
Equity	53
According to IFRS15 as reported [Member]
Current assets - other receivables and prepaid expenses - Contract assets	2
Non-current assets - Costs to obtain contracts recognized in intangible assets, net - non-current assets	71
Deferred income tax asset	55
Current liabilities - other deferred revenues - Contract liabilities	40
Non-current liabilities - other non-current liabilities - Contract liabilities	6
Deferred revenues from Hot Mobile - Contract liabilities (current and non-current)	195
Equity	₪ 1,434

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.